================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22353
                                                     ---------
                  Grosvenor Registered Multi-Strategy Fund (TI 2), LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      900 North Michigan Avenue, Suite 1100

                             Chicago, Illinois 60611
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Scott J. Lederman                        George J. Zornada, Esq
Grosvenor Registered Multi-Strategy Funds                 K&L Gates LLC
      900 North Michigan Avenue               State Street Financial Center
            Suite 1100                              One Lincoln Street
      Chicago, Illinois 60611                Boston, Massachusetts 02111-2950

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 506-6500
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2011
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

              Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC
                       Schedule of Investments (Unaudited)
                                  June 30, 2011

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company"), CIK: 0001212030. The registrant owned 2.36% of the Company's members' capital at June 30, 2011. The registrant has included the Company's schedule of investments as of June 30, 2011, below. The Company's Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

                                                                                              % OWNERSHIP    FIRST
                                                FIRST                                  % OF        OF      AVAILABLE
                                             ACQUISITION                   FAIR      MEMBERS'  PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS*                                DATE         COST         VALUE**    CAPITAL    FUND***    DATE **** LIQUIDITY*****
------------------------------------------   ----------- ------------- ------------- -------- ----------- ---------- --------------
DISTRESSED

  Anchorage Capital Partners, L.P. (a)         8/1/2006  $  13,630,319 $  18,886,350   3.45%      0.58%      N/A          Annually
  Anchorage Short Credit Fund, L.P.            7/1/2007      2,768,079     1,369,973   0.25%      0.99%      N/A             Daily
  Blue Mountain Credit Alternatives
    Fund, L.P.                                 8/1/2007     11,071,359    14,781,171   2.70%      6.49%      N/A         Quarterly
  Fortress Value Recovery Fund, L.P. (b)       1/1/2006      4,300,000     1,053,343   0.19%      0.34%      N/A               (1)
  Greywolf Capital Partners II, L.P. (a)       9/1/2007        117,573       120,424   0.02%      0.04%      N/A               (2)
  GSO Liquidity Partners, L.P.                 3/1/2008        654,579       669,525   0.12%      1.12%      N/A               (3)
  Harbinger Capital Partners Special
    Situations Fund, L.P. (a)                  7/1/2007      7,297,256     4,788,919   0.88%      0.94%      N/A               (1)
  Highland Crusader Fund, L.P.                 8/1/2005      3,465,641     3,678,614   0.67%      1.39%      N/A               (1)
  King Street Capital, L.P. (a)                1/1/2003     11,190,100    15,332,584   2.80%      0.24%      N/A         Quarterly
                                                                                                                             Every
  Marathon Distressed Subprime Fund, L.P.      1/1/2008         97,121       149,972   0.03%      0.96%      N/A          18 months
                                                                                                                          Annually-
  Redwood Domestic Fund, L.P. (a)              1/1/2003      7,852,231    14,424,868   2.64%      1.03%      N/A      Bi - Annually
  Silver Point Capital Fund, L.P. (a)          1/1/2003     10,174,686    15,022,441   2.74%      0.68%      N/A           Annually
  TCW Special Mortgage Credit
    Fund II, L.P.                             10/1/2008      5,760,311     8,957,920   1.64%      1.98%      N/A                (3)
                                                         ------------- ------------- --------
TOTAL DISTRESSED                                            78,379,255    99,236,104  18.13%
                                                         ------------- ------------- --------

EVENT DRIVEN
  Elliott Associates, L.P.                     1/1/2003     13,900,000    22,188,602   4.05%      0.34%      N/A     Semi-annually
  Magnetar Capital II Fund, L.P.               1/1/2010     14,679,990    15,259,687   2.79%      4.95%      N/A         Quarterly
  Magnetar Capital, L.P. (a)                   7/1/2007      1,245,010     1,188,324   0.22%      1.07%      N/A               (2)
  Owl Creek II, L.P.                           4/1/2010     11,974,217    11,705,885   2.14%      0.80%      N/A         Quarterly
  Perry Partners, L.P. (a)                     1/1/2003     18,429,091    23,539,021   4.30%      1.04%      N/A         Quarterly
  Seneca Capital, L.P. (a)                     1/1/2003     13,384,682    16,044,238   2.93%      3.52%      N/A      Quarterly(4)
                                                         ------------- ------------- --------
TOTAL EVENT DRIVEN                                          73,612,990    89,925,757  16.43%
                                                         ------------- ------------- --------

              Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                                  June 30, 2011

                                                                                              % OWNERSHIP   FIRST
                                                FIRST                                 % OF        OF       AVAILABLE
                                             ACQUISITION                   FAIR      MEMBERS'  PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)                     DATE        COST         VALUE**    CAPITAL    FUND***    DATE **** LIQUIDITY*****
-------------------------------------------- ----------- ------------- ------------- -------- ----------- ---------- --------------
LONG AND/OR SHORT EQUITY

  AKO Partners L.P.                            1/1/2011     12,000,000    11,705,172   2.14%    1.28%     12/31/2011      Quarterly
  Black Bear Fund I, L.P.                      1/1/2003         67,788       143,196   0.03%    1.41%            N/A            (5)
  Broad Peak Fund, L.P. (a)                    7/1/2007      7,162,156     6,305,698   1.15%    4.96%            N/A      Quarterly
  Brookside Capital Partners Fund, L.P.       10/1/2009      6,300,000     6,517,139   1.19%    0.11%     10/31/2011      Quarterly
  Citadel Wellington, LLC                      7/1/2008        216,303       198,842   0.04%    0.01%            N/A   Quarterly(6)
  Conatus Capital Partners, L.P.               1/1/2008     12,900,000    14,783,055   2.70%    1.12%            N/A      Quarterly
  Egerton Capital Partners, L.P.               7/1/2008     13,354,339    14,963,176   2.73%    3.09%            N/A      Quarterly
  Elm Ridge Capital Partners, L.P.             4/1/2003  $  14,240,474 $  16,492,028   3.01%    2.01%            N/A      Quarterly
  Eminence Partners, L.P.                      7/1/2010     14,900,000    16,044,232   2.93%    1.07%            N/A      Quarterly
  Greenlight Capital Qualified, L.P.           1/1/2003      5,060,000     6,354,867   1.16%    0.30%            N/A       Annually
  Impala Fund, L.P.                            1/1/2007      6,765,392     8,455,573   1.54%    1.67%            N/A      Quarterly
  Kingsford Capital Partners, L.P.             1/1/2003      5,055,626     3,812,791   0.70%    5.87%            N/A      Quarterly
  Montrica Global Opportunities Fund,
    L.P. (a)                                   8/1/2007        249,495       196,461   0.04%    0.22%            N/A            (2)
  Passport Global Strategies III, Ltd.         1/1/2010        497,352       365,418   0.07%    0.69%            N/A            (7)
  Passport II, L.P.                            7/1/2008     14,785,240    12,057,208   2.20%    1.21%            N/A      Quarterly
  Scout Capital Partners II L.P.               9/1/2004     16,737,705    22,182,748   4.05%    3.08%            N/A      Quarterly
  Spring Point Contra Partners, L.P.           1/1/2004      4,224,533     2,998,006   0.55%    3.94%            N/A      Quarterly
  Steenbok Fund, L.P.                          1/1/2008      3,325,000     3,782,173   0.69%    4.27%            N/A      Quarterly
                                                                                                                        Quarterly -
  Tremblant Partners, L.P.                     1/1/2003      8,861,908    10,464,895   1.91%    5.51%            N/A  Bi - Annually
  Trian Partners, L.P.                         4/1/2006     14,529,005    17,831,017   3.26%    2.87%            N/A      Quarterly
  Viking Global Equities, L.P.                12/1/2007      3,600,000     4,912,506   0.90%    0.11%            N/A        Monthly
  Zaxis Partners, L.P.                         5/1/2011     13,700,000    13,435,158   2.45%    6.85%            N/A        Monthly
                                                         ------------- ------------- --------
TOTAL LONG AND/OR SHORT EQUITY                             178,532,316   194,001,359  35.44%
                                                         ------------- ------------- --------

MULTI-ARBITRAGE
                                                                                                                        Quarterly -
  Canyon Value Realization Fund, L.P. (a)      1/1/2003     18,146,991    24,038,185   4.39%    0.95%            N/A       Annually
  Capula Tail Risk Trust                       4/1/2011      4,000,000     4,014,507   0.73%    0.22%            N/A        Monthly
  Element Capital US Feeder Fund LLC           2/1/2011      5,500,000     5,641,030   1.03%    2.51%            N/A        Monthly
                                                                                                                        Quarterly -
  Fir Tree Value Fund L.P.                     9/1/2010     12,900,000    14,603,991   2.67%    1.13%            N/A       Annually
  HBK II Fund, L.P. (a)                       11/1/2009     15,310,073    17,798,591   3.25%    2.48%            N/A      Quarterly

              Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                                  June 30, 2011

                                                                                              % OWNERSHIP   FIRST
                                                FIRST                                 % OF        OF       AVAILABLE
                                             ACQUISITION                  FAIR       MEMBERS'  PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)                    DATE         COST         VALUE**    CAPITAL    FUND***    DATE **** LIQUIDITY*****
-------------------------------------------- ----------- ------------- ------------- -------- ----------- ---------- --------------
MULTI-ARBITRAGE (CONTINUED)
  Linden Investors, L.P.                       4/1/2011     12,000,000    11,690,492    2.13%     4.02%      N/A       Quarterly
  MKP Opportunity Partners, L.P.               4/1/2010      9,600,000     9,900,603    1.81%     3.94%      N/A         Monthly
  OZ Domestic Partners, L.P. (a)               1/1/2003     15,047,417    20,735,078    3.79%     1.46%      N/A        Annually
  Pine River Fund L.P.                        10/1/2010     18,000,000    19,964,498    3.65%    10.06%      N/A       Quarterly
  Stark Investments, L.P. (a)                  1/1/2003      9,879,541    10,549,203    1.93%     1.59%      N/A       Quarterly
  Stark Select Asset Fund LLC                  1/1/2010  $     249,149 $     255,838    0.04%     0.17%      N/A          (8)
                                                         ------------- ------------- --------
TOTAL MULTI-ARBITRAGE                                      120,633,171   139,192,016   25.42%
                                                         ------------- ------------- --------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                     $ 451,157,732 $ 522,355,236   95.42%
                                                         ------------- ------------- --------

Other Assets, Less Liabilities                                         $  25,070,466    4.58%
                                                                       ------------- --------

MEMBERS' CAPITAL                                                       $ 547,425,702  100.00%
                                                                       ============= ========

The Company's investments in the Portfolio Funds shown above, representing 95.42% of Members' Capital have been fair valued in accordance with procedures established by the Board of Directors of the Company.

The Company's investments on June 30, 2011 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                             % OF TOTAL INVESTMENTS IN
INVESTMENT STRATEGY                                PORTFOLIO FUNDS
-------------------------------------------- --------------------------
Long and/or Short Equity                               37.14%
Multi-Arbitrage                                        26.65
Distressed                                             19.00
Event Driven                                           17.21
                                                  ----------
TOTAL                                                 100.00%
                                                  ==========

* Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**    See definition in the Portfolio Valuation note.

              Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC
                 Schedule of Investments (Unaudited) (continued)
                                  June 30, 2011

*** Based on the most recently available information provided by each Portfolio Fund.

****  From original investment date (excludes side pockets).

***** Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period that has expired prior to June 30, 2011, has a lock-up that expires prior to the next liquidity date, or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Company's interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b)   Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner. The full liquidation is expected to take two to four years or longer.

(2) All of the Company's remaining interest in the Portfolio Fund is held in side pockets.

(3) Portfolio Fund that does not permit voluntary liquidity but that instead distributes proceeds during a defined liquidation period.

(4) Approximately 13% of the fair value of the Company's interest in the Portfolio Fund is held in a special liquidating vehicle ("SLV") which is not available for redemption. The full liquidation is expected to take two to four years or longer.

(5) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

(6) The Portfolio Fund employs 1/16th investor-level gate as required by the governing documents. Under the "1/16th" gate provision, limited partners can only redeem up to 1/16th of their capital account balances in each redemption period in the event that the Portfolio Fund receives redemption requests exceeding 3% of firm-wide capital.

(7) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take from two to four years or longer.

(8) The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take six months or longer.

PORTFOLIO VALUATION

      The net asset value (the "NAV") of the Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company") is determined by, or at the direction of, Grosvenor Capital Management, L.P. (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the Company's Operating Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Directors (the "Board"). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the Company's underlying investments (the "Portfolio Funds") subject to the oversight by the Board.

      The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

      The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

      Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material.

      Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities ("side pockets") may be subject to additional restrictions of liquidity restrictions applicable to general interests in the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Company may receive an "in-kind" distribution of a side pocket's holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of June 30, 2011, the Company's investments in side pockets represented 2.92% of the Company's net assets. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital. The primary restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

- Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

- Level 2 Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment's fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Company has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company's investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Company uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Company does not have the ability to redeem from the Portfolio Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Portfolio Funds may transact with other investors at the NAV of the investment (or its equivalent). In certain circumstances, the Adviser may make adjustments to the reported NAV of a Portfolio Fund when it believes that the reported NAV is not representative of fair value. Specifically, for certain Portfolio Funds in liquidation, the reported NAV is adjusted based on the Adviser's estimate of the net realizable value of the Portfolio Fund in liquidation. As of June 30, 2011, approximately 9.43% of investments in Portfolio Funds classified in Level 3 of the fair value hierarchy were fair valued using such approach.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2011:

                                                                    Level 3
                                                Level 2          Significant
                             Level 1     Significant Observable  Unobservable  Total Fair Value at
Description               Quoted Prices          Inputs             Inputs          06/30/2011
------------------------  -------------  ----------------------  ------------  -------------------
Portfolio Funds
Distressed                   $   --          $  73,661,466       $ 25,574,638    $  99,236,104
Event Driven                     --             86,531,470          3,394,287       89,925,757
Long and/or Short Equity         --            189,240,695          4,760,664      194,001,359
Multi-Arbitrage                  --            133,921,361          5,270,655      139,192,016
                             ------          -------------       ------------    -------------
Total Portfolio Funds        $   --          $ 483,354,992       $ 39,000,244    $ 522,355,236
                             ------          -------------       ------------    -------------

The level classifications in the table above may not be indicative of the risk associated with the investment in each Portfolio Fund.

The Company recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the period ended June 30, 2011.

The following table includes a roll-forward of the amounts for the period ended June 30, 2011 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

                                                            LONG AND/OR    MULTI-
                              DISTRESSED    EVENT DRIVEN   SHORT EQUITY   ARBITRAGE       TOTAL
                              ------------  -------------  ------------  -----------  -------------
Balance as of March 31, 2011  $ 31,000,091  $   1,594,661  $  4,942,623  $ 5,441,009  $  42,978,384
Transfer from Level 2*             372,784      4,574,577            --        9,197      4,956,558
Net realized gain / (loss)       2,129,736             --            --       10,669      2,140,405
Net change in unrealized
 appreciation / depreciation    (2,281,662)    (2,774,951)     (134,100)      37,948     (5,152,765)

Purchases                               --             --            --           --             --
Sales                           (5,369,396)            --            --      (79,098)    (5,448,494)
Transfer into Level 2**           (276,915)            --       (47,859)    (149,070)      (473,844)
                              ------------  -------------  ------------  -----------  -------------
Balance as of June 30, 2011   $ 25,574,638  $   3,394,287  $  4,760,664  $ 5,270,655  $  39,000,244
                              ------------  -------------  ------------  -----------  -------------

* Transfers include investments in Portfolio Funds that were previously categorized as Level 2 investments for the year ended March 31, 2011, with a fair value of $4,956,558, which have been re-classified as Level 3. Such transfers were primarily the result of changes in redemption terms and the Company's inability to redeem from these investments within twelve months of the balance sheet date.

** Transfers include investments in Portfolio Funds that were previously categorized as Level 3 investments for the year ended March 31, 2011, with a fair value of $473,844, which have been re-classified as Level 2. Such transfers were primarily the result of the changes in redemption terms and the Company's ability to redeem from these investments within twelve months of the balance sheet date.

Net unrealized appreciation for the current fiscal period ended June 30, 2011 for Level 3 investments held by the Company as of June 30, 2011 decreased by $5,152,761 as shown in the table below:

Investments in                      Net change in
Portfolio Funds               unrealized appreciation
----------------------------  -----------------------
Distressed                          $ (2,281,661)
Event Driven                          (2,774,948)
Long and/or Short Equity                (134,101)
Multi-Arbitrage                           37,949
                                    ------------
Total                               $ (5,152,761)
                                    ------------

The Company follows authoritative guidance that permits a reporting entity to measure fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Company and their attributes as of June 30, 2011, that may qualify for these valuations are shown in the table below.

         INVESTMENT                                  REDEMPTION                                 REDEMPTION RESTRICTIONS
          CATEGORY              FAIR VALUE           FREQUENCY           NOTICE PERIOD                AND TERMS*
----------------------------  --------------  -------------------------  --------------  ------------------------------------
Distressed (a)                $   99,236,104  Daily - Bi-Annually        30 -- 180 Days  0-4 years.
                                                                                         Side pocket & liquidating vehicle
                                                                                         arrangements exist for 6%** of the
                                                                                         Portfolio Funds.

Event Driven (b)              $   89,925,757  Quarterly - Semi-Annually  60 -- 90 Days   0-1 years.
                                                                                         Side pocket & liquidating vehicle
                                                                                         arrangements exist for 4%** of the
                                                                                         Portfolio Funds.

Long and/or Short Equity (c)  $  194,001,359  Monthly - Bi- Annually     30 -- 90 Days   0-2 years.
                                                                                         Side pocket & liquidating vehicle
                                                                                         arrangements exist for 1%** of the
                                                                                         Portfolio Funds.

Multi-Arbitrage (d)           $  139,192,016  Monthly - Annually         45 -- 90 Days   0-1 years.
                                                                                         Side pocket & liquidating vehicle
                                                                                         arrangements exist for 4%** of the
                                                                                         Portfolio Funds.

* The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**    Reflects fair value of investments in each respective investment category.

      The Company's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated based upon the NAV of the Portfolio Funds, subject to adjustments by the Adviser if deemed necessary.

      (a) DISTRESSED SECURITIES This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of June 30, 2011, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

      (b) EVENT DRIVEN This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of June 30, 2011, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

      (c) LONG AND/OR SHORT EQUITIES This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of June 30, 2011, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

      (d) MULTI-ARBITRAGE This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of June 30, 2011, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

INCOME TAXES

      The U.S. federal income tax basis of the Company's investments in Portfolio Funds is based on amounts reported to the Company by the Portfolio Funds on a Schedule K- 1. As of June 30, 2011, the Company had not yet received information to determine the current tax basis of the Portfolio Funds as of June 30, 2011. Based on the
amounts reported to the Company on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and redemptions between December 31, 2010 and June 30, 2011, the estimated tax basis of the Portfolio Funds at June 30, 2011 was $489,624,381, and net unrealized appreciation for U.S. federal income tax purposes was $32,730,855 (gross unrealized appreciation $43,186,333; gross unrealized depreciation $10,455,478).

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

By (Signature and Title)*    /s/ Scott J. Lederman
                             ----------------------------------------------------------
                              Scott J. Lederman, Chief Executive Officer and President
                              (principal executive officer)

Date 8-26-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Scott J. Lederman
                             ----------------------------------------------------------
                             Scott J. Lederman, Chief Executive Officer and President
                             (principal executive officer)

Date 8-26-2011

By (Signature and Title)*    /s/ Zachary D. Weber
                             -------------------------------------------------------
                             Zachary D. Weber, Chief Financial Officer and Treasurer
                             (principal financial officer)

Date 8-29-2011

* Print the name and title of each signing officer under his or her signature.